Summary of Significant Accounting Policies (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 HKD ($)	Apr. 01, 2019 USD ($)
Summary of Significant Accounting Policies [Line Items]
Cash insured amount	$ 64,267			¥ 0.5
Accounts receivable	717,709	$ 1,039,580
Allowance for doubtful accounts	$ 599,322	443,163
Loans interest rate	6.00%			6.00%	6.00%
Impairment loss			$ 43,785
Performance obligation amount	$ 960,000
Business tax rate	3.00%			3.00%	3.00%
Operating lease assets and liability						$ 47,000
Technological Development and Operation Service [Member]
Summary of Significant Accounting Policies [Line Items]
Performance obligation amount	$ 37,374
Hong Kong Deposit Board [Member]
Summary of Significant Accounting Policies [Line Items]
Cash insured amount	64,268				$ 500,000
HONG KONG
Summary of Significant Accounting Policies [Line Items]
Cash insured amount	533,330		$ 986,957
CHINA
Summary of Significant Accounting Policies [Line Items]
Cash insured amount	$ 9,598,062	$ 10,058,751
General Taxpayer [Member]
Summary of Significant Accounting Policies [Line Items]
VAT rates	6.00%			6.00%	6.00%
Small-Scale Taxpayer [Member]
Summary of Significant Accounting Policies [Line Items]
VAT rates	3.00%			3.00%	3.00%
Minimum [Member] | Nonconsolidated Investees, Other [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest	20.00%			20.00%	20.00%
Maximum [Member] | Nonconsolidated Investees, Other [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest	50.00%			50.00%	50.00%